CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 53,933	$ 42,513
Short-term investments	6,392	17,628
Total cash and cash equivalents	60,325	60,141
Securities available for sale (carried at fair value)	446,955	442,620
Real estate mortgage loans held for sale	3,103	5,606
Loans, net of allowance for loan losses of $51,260 and $45,007	2,097,172	2,044,952
Land, premises and equipment, net	30,707	30,405
Bank owned life insurance	39,560	38,826
Accrued income receivable	8,812	9,074
Goodwill	4,970	4,970
Other intangible assets	126	153
Other assets	43,288	45,179
Total assets	2,735,018	2,681,926
LIABILITIES
Noninterest bearing deposits	309,508	305,107
Interest bearing deposits	1,966,991	1,895,918
Total deposits	2,276,499	2,201,025
Short-term borrowings
Federal funds purchased	9,000	0
Securities sold under agreements to repurchase	127,026	142,015
U.S. Treasury demand notes	2,408	2,037
Other short-term borrowings	0	30,000
Total short-term borrowings	138,434	174,052
Accrued expenses payable	12,578	11,476
Other liabilities	2,139	2,318
Long-term borrowings	15,040	15,041
Subordinated debentures	30,928	30,928
Total liabilities	2,475,618	2,434,840
EQUITY
Common stock: 90,000,000 shares authorized, no par value 16,203,119 shares issued and 16,137,462 outstanding as of June 30, 2011 16,169,119 shares issued and 16,078,420 outstanding as of December 31, 2010	86,422	85,766
Retained earnings	170,218	161,299
Accumulated other comprehensive income	3,762	1,350
Treasury stock, at cost (2011 - 65,657 shares, 2010 - 90,699 shares)	(1,091)	(1,418)
Total stockholders' equity	259,311	246,997
Noncontrolling interest	89	89
Total equity	259,400	247,086
Total liabilities and equity	$ 2,735,018	$ 2,681,926

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Loans, allowance for loan losses	$ 51,260	$ 45,007
EQUITY
Common stock: shares authorized (in shares)	90,000,000	90,000,000
Common stock: no par value (in dollars per share)	$ 0	$ 0
Common stock: shares issued (in shares)	16,203,119	16,169,119
Common stock: shares outstanding (in shares)	16,137,462	16,078,420
Treasury stock, shares (in shares)	65,657	90,699

CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest and fees on loans
Taxable	$ 26,300	$ 25,945	$ 52,165	$ 51,295
Tax exempt	122	19	243	38
Interest and dividends on securities
Taxable	3,361	4,113	7,418	8,341
Tax exempt	687	708	1,376	1,353
Interest on short-term investments	78	27	96	41
Total interest income	30,548	30,812	61,298	61,068
Interest on deposits	7,093	6,933	13,778	13,448
Interest on borrowings
Short-term	147	188	318	437
Long-term	363	539	723	1,070
Total interest expense	7,603	7,660	14,819	14,955
NET INTEREST INCOME	22,945	23,152	46,479	46,113
Provision for loan losses	2,900	5,750	8,500	11,276
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,045	17,402	37,979	34,837
NONINTEREST INCOME
Wealth advisory fees	929	833	1,747	1,625
Investment brokerage fees	621	471	1,352	1,016
Service charges on deposit accounts	1,939	2,202	3,902	4,060
Loan, insurance and service fees	1,260	1,074	2,336	1,994
Merchant card fee income	288	303	522	583
Other income	646	483	1,018	1,015
Mortgage banking income	203	74	154	165
Net securities gains (losses)	32	0	166	0
Other than temporary impairment on available-for-sale securities:
Total impairment losses recognized on securities	0	(81)	(121)	(252)
Loss recognized in other comprehensive income	0	0	0	0
Net impairment loss recognized in earnings	0	0	(121)	(252)
Total noninterest income	5,918	5,359	10,744	10,206
NONINTEREST EXPENSE
Salaries and employee benefits	8,018	7,559	16,191	15,070
Occupancy expense	752	699	1,627	1,488
Equipment costs	510	522	1,064	1,051
Data processing fees and supplies	979	960	2,091	1,926
Credit card interchange	0	49	2	113
Other expense	3,714	3,636	7,166	6,825
Total noninterest expense	13,973	13,425	28,141	26,473
INCOME BEFORE INCOME TAX EXPENSE	11,990	9,336	20,582	18,570
Income tax expense	4,001	3,117	6,628	6,330
NET INCOME	7,989	6,219	13,954	12,240
Dividends and accretion of discount on preferred stock	0	2,382	0	3,187
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 7,989	$ 3,837	$ 13,954	$ 9,053
BASIC WEIGHTED AVERAGE COMMON SHARES	16,201,311	16,114,408	16,198,348	16,103,080
BASIC EARNINGS PER COMMON SHARE	$ 0.49	$ 0.24	$ 0.86	$ 0.56
DILUTED WEIGHTED AVERAGE COMMON SHARES	16,300,229	16,212,460	16,296,684	16,195,254
DILUTED EARNINGS PER COMMON SHARE	$ 0.49	$ 0.24	$ 0.86	$ 0.56

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $) In Thousands	Total	Preferred stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Stockholders' Equity, Balance at Dec. 31, 2009	$ 279,994	$ 54,095	$ 83,487	$ 149,945	$ (5,993)	$ (1,540)
Comprehensive income:
Net Income	12,240			12,240
Other comprehensive income (loss), net of tax	6,513				6,513
Comprehensive income	18,753
Common stock cash dividends declared, per share	(4,989)			(4,989)
Treasury shares purchased under deferred directors' plan	0		112			(112)
Treasury stock sold and distributed under deferred directors' plan	0		(90)			90
Stock activity under stock compensation plans	530		530
Stock compensation expense	970		970
Redemption of shares of preferred stock	(56,044)		(56,044)
Accretion of preferred stock discount	0		1,949	(1,949)
Preferred stock dividend paid and/or accrued	(1,251)			(1,251)
Stockholders' Equity, Balance at Jun. 30, 2010	237,963	0	85,009	153,996	520	(1,562)
Stockholders' Equity, Balance at Dec. 31, 2010	246,997	0	85,766	161,299	1,350	(1,418)
Comprehensive income:
Net Income	13,954			13,954
Other comprehensive income (loss), net of tax	2,412				2,412
Comprehensive income	16,366
Common stock cash dividends declared, per share	(5,035)			(5,035)
Treasury shares purchased under deferred directors' plan	0		113			(113)
Treasury stock sold and distributed under deferred directors' plan	0		(440)			440
Stock activity under stock compensation plans	336		336
Stock compensation expense	647		647
Stockholders' Equity, Balance at Jun. 30, 2011	$ 259,311	$ 0	$ 86,422	$ 170,218	$ 3,762	$ (1,091)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Stockholders Equity [Abstract]
Common stock cash dividends declared, per share (in dollars per share)	$ 0.31	$ 0.31
Treasury shares purchased under deferred directors' plan (in shares)	5,058	6,190
Treasury stock sold and distributed under deferred directors' plan (in shares)	30,100	4,477
Stock activity under stock compensation plans (in shares)	34,000	48,158
Redemption of shares of preferred stock (in shares)	0	56,044

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net Income	$ 13,954	$ 12,240
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, adjustments	1,100	1,110
Provision for loan losses, adjustments	8,500	11,276
Loss on sale and write down of other real estate owned	263	17
Amortization of intangible assets	27	27
Amortization of loan servicing rights	266	291
Net change in loan servicing rights valuation allowance	(7)	130
Loans originated for sale	(30,642)	(25,735)
Net gain on sales of loans	(659)	(600)
Proceeds from sale of loans	33,482	26,154
Gain loss on disposition of property	(1)	0
Net securities gains (losses)	166	0
Impairment on available for sale securities	121	252
Net securities amortization	1,202	707
Stock compensation expense	647	970
Earnings on life insurance	(586)	(522)
Tax benefit of stock option exercises	(91)	(160)
Net change:
Accrued income receivable	262	(578)
Accrued expenses payable	1,006	(377)
Other assets	(469)	(2,909)
Other liabilities	(66)	260
Total adjustments	14,521	10,313
Net cash from operating activities	28,475	22,553
Cash flows from investing activities:
Proceeds from sale of available for sale securities	73,318	0
Proceeds from maturities, calls and principal paydowns of securities available for sale	38,446	48,311
Purchases of securities available for sale	(113,507)	(60,374)
Purchase of life insurance	(148)	(14)
Net increase in total loans	(60,990)	(51,900)
Proceeds from sales of land, premises and equipment	44	0
Purchases of land, premises and equipment	(1,445)	(783)
Proceeds from sales of other real estate	948	670
Net cash from investing activities	(63,334)	(64,090)
Cash flows from financing activities:
Net increase (decrease) in total deposits	75,474	280,006
Net increase (decrease) in short-term borrowings	(35,618)	(175,366)
Payments on long-term borrowings	(1)	(1)
Common dividends paid	(5,022)	(4,989)
Preferred dividends paid	(13)	(1,601)
Redemption of preferred stock	0	(56,044)
Proceeds from stock option exercise	336	530
Purchase of treasury stock	(113)	(112)
Net cash from financing activities	35,043	42,423
Net change in cash and cash equivalents	184	886
Cash and cash equivalents at beginning of the period	60,141	55,983
Cash and cash equivalents at end of the period	60,325	56,869
Cash paid during the period for:
Interest	13,300	14,415
Income taxes	8,822	10,740
Supplemental non-cash disclosures:
Loans transferred to other real estate	$ 270	$ 198

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
BASIS OF PRESENTATION
NOTE 1. BASIS OF PRESENTATION

This report is filed for Lakeland Financial Corporation (the “Company”) and its wholly owned subsidiary, Lake City Bank (the “Bank”). All significant inter-company balances and transactions have been eliminated in consolidation. Also included is the Bank’s wholly owned subsidiary, LCB Investments II, Inc. (“LCB Investments”). LCB Investments also owns LCB Funding, Inc. (“LCB Funding”), a real estate investment trust.

The unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with instructions for Form 10-Q. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (all of which are normal and recurring in nature) considered necessary for a fair presentation have been included. Operating results for the three-month and six-month periods ending June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. The 2010 Lakeland Financial Corporation Annual Report on Form 10-K should be read in conjunction with these statements.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE
NOTE 2. EARNINGS PER SHARE

Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, stock awards and warrants.

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net income	$ 7,989	$ 6,219	$ 13,954	$ 12,240
Dividends and accretion of discount on preferred stock	0	2,382	0	3,187
Net income available to common shareholders	$ 7,989	$ 3,837	$ 13,954	$ 9,053

Weighted average shares outstanding for basic earnings per common share	16,201,311	16,114,408	16,198,348	16,103,080
Dilutive effect of stock options, awards and warrants	98,918	98,052	98,336	92,174
Weighted average shares outstanding for diluted earnings per common share	16,300,229	16,212,460	16,296,684	16,195,254

Basic earnings per common share	$ 0.49	$ 0.24	$ 0.86	$ 0.56
Diluted earnings per common share	$ 0.49	$ 0.24	$ 0.86	$ 0.56

Stock options for 70,000 and 89,918 shares for the three-month periods ended June 30, 2011 and June 30, 2010, respectively, were not considered in computing diluted earnings per common share because they were antidilutive.  Stock options for 70,000 and 109,000 shares for the six-month periods ended June 30, 2011 and June 30, 2010, respectively, were not considered in computing diluted earnings per common share because they were antidilutive.  In addition, warrants for 198,269 shares for the three-month and six-month periods ended June 30, 2010, were not considered in computing diluted earnings per share because they were antidilutive.

LOANS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
LOANS
NOTE 3. LOANS

	June 30,		December 31,
	2011		2010
Commercial and industrial loans:
Working capital lines of credit loans	$ 360,813	16.8%	$ 281,546	13.5%
Non-working capital loans	371,001	17.3	384,138	18.4
Total commercial and industrial loans	731,814	34.1	665,684	31.8

Commercial real estate and multi-family residential loans:
Construction and land development loans	133,194	6.2	106,980	5.1
Owner occupied loans	333,236	15.5	329,760	15.8
Nonowner occupied loans	336,496	15.7	355,393	17.0
Multifamily loans	22,557	1.0	24,158	1.2
Total commercial real estate and multi-family residential loans	825,483	38.4	816,291	39.0

Agri-business and agricultural loans:
Loans secured by farmland	95,526	4.4	111,961	5.4
Loans for agricultural production	103,052	4.8	117,518	5.6
Total agri-business and agricultural loans	198,578	9.2	229,479	11.0

Other commercial loans	53,702	2.5	38,778	1.9
Total commercial loans	1,809,577	84.2	1,750,232	83.7

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	107,471	5.0	103,118	4.9
Open end and junior lien loans	178,274	8.3	182,325	8.7
Residential construction and land development loans	3,273	0.2	4,140	0.2
Total consumer 1-4 family mortgage loans	289,018	13.5	289,583	13.8

Other consumer loans	50,176	2.3	51,123	2.4
Total consumer loans	339,194	15.8	340,706	16.3
Subtotal	2,148,771	100.0%	2,090,938	100.0%
Less: Allowance for loan losses	(51,260)		(45,007)
Net deferred loan fees	(339)		(979)
Loans, net	$2,097,172		$2,044,952

ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY
NOTE 4. ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of June 30, 2011:

		Commercial
		Real Estate			Consumer
	Commercial	and Multifamily	Agri-business	Other	1-4 Family	Other
	and Industrial	Residential	and Agricultural	Commercial	Mortgage	Consumer	Unallocated	Total
Three Months Ended June 30, 2011
Balance April 1,	$ 22,549	$ 17,884	$ 1,194	$ 270	$ 2,480	$ 548	$ 3,570	$ 48,495
Provision for loan losses	506	1,855	(246)	290	499	108	(112)	2,900
Loans charged-off	(189)	(25)	0	0	(337)	(98)	0	(649)
Recoveries	133	318	0	0	16	47	0	514
Net loans charged-off	(56)	293	0	0	(321)	(51)	0	(135)
Balance June 30,	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260
Six Months Ended June 30, 2011
Balance January 1,	$ 21,479	$ 15,893	$ 1,318	$ 270	$ 1,694	$ 682	$ 3,671	$ 45,007
Provision for loan losses	1,877	5,228	(370)	290	1,662	26	(213)	8,500
Loans charged-off	(587)	(1,416)	0	0	(717)	(229)	0	(2,949)
Recoveries	230	327	0	0	19	126	0	702
Net loans charged-off	(357)	(1,089)	0	0	(698)	(103)	0	(2,247)
Balance June 30,	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 9,534	$ 5,663	$ 101	$ 190	$ 100	$ 0	$ 0	$ 15,588
Collectively evaluated for impairment	13,465	14,369	847	370	2,558	605	3,458	35,672

Total ending allowance balance	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260

Loans:
Loans individually evaluated for impairment	$ 22,244	$ 26,024	$ 1,007	$ 192	$ 1,962	$ 0	$ 0	$ 51,429
Loans collectively evaluated for impairment	709,523	799,239	197,535	53,510	287,020	50,176	0	2,097,003

Total ending loans balance	$ 731,767	$ 825,263	$ 198,542	$ 53,702	$ 288,982	$ 50,176	$ 0	$ 2,148,432

The recorded investment in loans does not include accrued interest.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2010:

Commercial
		Real Estate			Consumer
	Commercial	and Multifamily	Agri-business	Other	1-4 Family	Other
	and Industrial	Residential	and Agricultural	Commercial	Mortgage	Consumer	Unallocated	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 6,911	$ 4,663	$ 301	$ 190	$ 76	$ 0	$ 0	$ 12,141
Collectively evaluated for impairment	14,568	11,230	1,017	80	1,618	682	3,671	32,866

Total ending allowance balance	$ 21,479	$ 15,893	$ 1,318	$ 270	$ 1,694	$ 682	$ 3,671	$ 45,007

Loans:
Loans individually evaluated for impairment	$ 20,988	$ 23,358	$ 1,259	$ 197	$ 2,204	$ 0	$ 0	$ 48,006
Loans collectively evaluated for impairment	644,551	791,715	228,305	38,542	287,729	51,111	0	2,041,953

Total ending loans balance	$ 665,539	$ 815,073	$ 229,564	$ 38,739	$ 289,933	$ 51,111	$ 0	$ 2,089,959

The recorded investment in loans does not include accrued interest.

The following is an analysis of the allowance for loan losses for the three months and six months ended June 30, 2010:

	Three Months	Six Months
	ended	ended
	June 30,	June 30,
	2010	2010

Balance at beginning of period	$ 36,332	$ 32,073
Provision for loan losses	5,750	11,276
Loans charged-off	(4,845)	(6,377)
Recoveries	127	392
Net loans charged-off	(4,718)	(5,985)
Balance at end of period	$ 37,364	$ 37,364

	Six Monthes ended
	June 30,
	2011	2010

Allowance for loan losses to total loans	2.39%	1.82%

The following table presents loans individually evaluated for impairment as of and for the three-month and six-month periods ended June 30, 2011:

				Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
						Cash Basis			Cash Basis
	Unpaid		Allowance for	Average	Interest	Interest	Average	Interest	Interest
	Principal	Recorded	Loan Losses	Recorded	Income	Income	Recorded	Income	Income
	Balance	Investment	Allocated	Investment	Recognized	Recognized	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial real estate and multi-family residential loans:
Nonowner occupied loans	$ 841	$ 841	$ 0	$ 844	$ 0	$ 0	$ 850	$ 0	$ 0

With an allowance recorded:
Commercial and industrial loans:
Working capital lines of credit loans	5,208	5,208	3,159	5,311	3	3	5,463	6	6
Non-working capital loans	17,037	17,036	6,375	16,565	163	180	15,864	290	291

Commercial real estate and multi-family residential loans:
Construction and land development loans	1,237	1,239	245	1,332	0	0	1,364	0	0
Owner occupied loans	3,061	2,927	929	2,987	6	6	3,096	12	12
Nonowner occupied loans	20,877	21,017	4,489	20,858	18	18	20,404	35	35
Multifamily loans	0	0	0	0	0	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	761	760	83	691	0	0	546	0	0
Loans for agricultural production	247	247	18	363	0	0	591	0	0

Other commercial loans	192	192	190	193	0	0	194	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,962	1,962	100	1,812	19	8	1,828	31	22
Open end and junior lien loans	0	0	0	0	0	0	28	0	0
Residential construction loans	0	0	0	0	0	0	0	0	0

Other consumer loans	0	0	0	0	0	0	0	0	0

Total	$ 51,423	$ 51,429	$ 15,588	$ 50,956	$ 209	$ 215	$ 50,228	$ 374	$ 366

The recorded investment in loans does not include accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance	Investment	Allocated

With no related allowance recorded:
Commercial real estate and multi-family residential loans:
Nonowner occupied loans	$ 870	$ 869	$ 0

With an allowance recorded:
Commercial and industrial loans:
Working capital lines of credit loans	5,651	5,652	2,944
Non-working capital loans	15,335	15,336	3,967

Commercial real estate and multi-family residential loans:
Construction and land development loans	1,402	1,401	195
Owner occupied loans	2,908	2,909	948
Nonowner occupied loans	18,186	18,179	3,520
Multifamily loans	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	405	406	83
Loans for agricultural production	853	853	218

Other commercial loans	197	197	190

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	2,067	2,063	75
Open end and junior lien loans	141	141	1
Residential construction loans	0	0	0

Other consumer loans	0	0	0

Total	$ 48,015	$ 48,006	$ 12,141

The recorded investment in loans does not include accrued interest.

The following table presents information on impaired loans for the three and six months ended June, 30 2010.

	Three Months	Six Months
	ended	ended
	June 30,	June 30,
	2010	2010

Average of impaired loans during the period	$ 40,944	$ 37,443
Interest income recognized during impairment	200	225
Cash-basis interest income recognized	212	233

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2011 and December 31, 2010:

	June 30, 2011		December 31, 2010
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing
Commercial and industrial loans:
Non-impaired watch list loans	$ 362	$ 0	$ 372	$ 0
Working capital lines of credit loans	4,959	0	5,405	0
Non-working capital loans	6,697	0	4,786	0

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	0	26	0
Construction and land development loans	1,239	0	1,400	0
Owner occupied loans	2,591	0	2,935	0
Nonowner occupied loans	18,779	0	19,049	0
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	84	0	0	0
Loans secured by farmland	761	0	406	0
Loans for agricultural production	247	0	878	0

Other commercial loans	0	0	197	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,147	134	842	318
Open end and junior lien loans	174	0	267	0
Residential construction loans	0	0	0	0

Other consumer loans	200	0	20	12

Total	$ 37,240	$ 134	$ 36,583	$ 330

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of June 30, 2011 by class of loans:

	30-89	Greater than
	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Total

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 362	$ 362	$ 38,555	$ 38,917
Working capital lines of credit loans	0	4,959	4,959	343,688	348,647
Non-working capital loans	220	6,697	6,917	337,286	344,203

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	0	0	65,348	65,348
Construction and land development loans	64	1,239	1,303	115,560	116,863
Owner occupied loans	95	2,591	2,686	307,575	310,261
Nonowner occupied loans	0	18,779	18,779	292,430	311,209
Multifamily loans	0	0	0	21,582	21,582

Agri-business and agricultural loans:
Non-impaired watch list loans	0	84	84	2,830	2,914
Loans secured by farmland	0	761	761	93,873	94,634
Loans for agricultural production	0	247	247	100,747	100,994

Other commercial loans	0	0	0	53,702	53,702

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,689	1,281	2,970	104,491	107,461
Open end and junior lien loans	100	174	274	177,974	178,248
Residential construction loans	121	0	121	3,152	3,273

Other consumer loans	90	200	290	49,886	50,176

Total	$ 2,379	$ 37,374	$ 39,753	$ 2,108,679	$ 2,148,432

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

	30-89	Greater than
	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Total

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 372	$ 372	$ 54,977	$ 55,349
Working capital lines of credit loans	0	5,405	5,405	261,556	266,961
Non-working capital loans	462	4,786	5,248	337,981	343,229

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	26	26	60,473	60,499
Construction and land development loans	0	1,400	1,400	88,089	89,489
Owner occupied loans	27	2,935	2,962	304,702	307,664
Nonowner occupied loans	0	19,049	19,049	314,245	333,294
Multifamily loans	0	0	0	24,127	24,127

Agri-business and agricultural loans:
Non-impaired watch list loans	0	0	0	4,131	4,131
Loans secured by farmland	0	406	406	109,465	109,871
Loans for agricultural production	0	878	878	114,684	115,562

Other commercial loans	0	197	197	38,542	38,739

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	2,333	1,160	3,493	99,405	102,898
Open end and junior lien loans	237	267	504	182,395	182,899
Residential construction loans	0	0	0	4,136	4,136

Other consumer loans	145	32	177	50,934	51,111

Total	$ 3,204	$ 36,913	$ 40,117	$ 2,049,842	$ 2,089,959

The recorded investment in loans does not include accrued interest.

Troubled Debt Restructurings:

Troubled debt restructured loans are included in the totals for impaired loans. The Company has allocated  $6.4 million and  $4.1 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2011 and December 31, 2010. The Company is not committed to lend additional funds to debtors whose loans have been modified in a troubled debt restructuring.

	June 30,	December 31,
	2011	2010

Accruing troubled debt restructured loans	$ 11,526	$ 8,547
Nonaccrual troubled debt restructured loans	8,550	6,091
Total troubled debt restructured loans	$ 20,076	$ 14,638

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes commercial loans individually by classifying the loans as to credit risk. This analysis is performed on a quarterly basis for Special Mention, Substandard and Doubtful grade loans and annually on Pass grade loans over  $250,000.

The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans with the exception of consumer troubled debt restructurings which are evaluated and listed with Substandard commercial grade loans.  Loans listed as not rated are consumer loans included in groups of homogenous loans.  As of June 30, 2011 and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 12,284	$ 26,633	$ 0	$ 0
Working capital lines of credit loans	343,431	0	5,208	0	8
Non-working capital loans	325,427	7,468	9,568	0	1,740

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	28,005	37,343	0	0
Construction and land development loans	115,624	0	1,239	0	0
Owner occupied loans	307,242	0	2,927	0	92
Nonowner occupied loans	291,135	0	20,074	0	0
Multifamily loans	21,582	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	0	1,955	959	0	0
Loans secured by farmland	93,852	0	761	0	21
Loans for agricultural production	100,565	0	247	0	182

Other commercial loans	53,406	104	192	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	17,287	416	3,207	0	86,551
Open end and junior lien loans	13,479	0	415	0	164,354
Residential construction loans	0	0	0	0	3,273

Other consumer loans	8,913	0	776	0	40,487

Total	$ 1,691,943	$ 50,232	$ 109,549	$ 0	$ 296,708

The recorded investment in loans does not include accrued interest.

As of December 31, 2010 the risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 22,282	$ 33,067	$ 0	$ 0
Working capital lines of credit loans	261,210	0	5,751	0	0
Non-working capital loans	325,976	0	15,327	0	1,926

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	23,722	36,777	0	0
Construction and land development loans	88,088	0	1,401	0	0
Owner occupied loans	304,661	0	2,911	0	92
Nonowner occupied loans	314,247	0	19,047	0	0
Multifamily loans	24,127	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	0	2,008	2,123	0	0
Loans secured by farmland	109,444	0	405	0	22
Loans for agricultural production	114,495	0	853	0	214

Other commercial loans	38,400	0	339	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	17,398	427	1,386	0	83,687
Open end and junior lien loans	13,380	0	178	0	169,341
Residential construction loans	0	0	0	0	4,136

Other consumer loans	9,394	0	497	0	41,220

Total	$ 1,620,820	$ 48,439	$ 120,062	$ 0	$ 300,638

The recorded investment in loans does not include accrued interest.

SECURITIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SECURITIES
NOTE 5. SECURITIES

Information related to the fair value and amortized cost of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) is provided in the tables below.

		Gross	Gross
	Fair	Unrealized	Unrealized	Amortized
	Value	Gain	Losses	Cost
June 30, 2011
U.S. Treasury securities	1,047	$ 43	$ 0	$ 1,004
U.S. Government sponsored agencies	5,086	49	0	5,037
Agency residential mortgage-backed securities	329,106	8,287	(206)	321,025
Non-agency residential mortgage-backed securities	37,898	298	(2,374)	39,974
State and municipal securities	73,818	2,824	(127)	71,121
Total	$ 446,955	$ 11,501	$ (2,707)	$ 438,161

December 31, 2010
U.S. Treasury securities	$ 1,036	$ 32	$ 0	$ 1,004
U.S. Government sponsored agencies	0	0	0	0
Agency residential mortgage-backed securities	308,851	10,422	(837)	299,266
Non-agency residential mortgage-backed securities	62,773	331	(6,136)	68,578
State and municipal securities	69,960	1,538	(637)	69,059
Total	$ 442,620	$ 12,323	$ (7,610)	$ 437,907

Information regarding the fair value and amortized cost of available for sale debt securities by maturity as of June 30, 2011 is presented below. Maturity information is based on contractual maturity for all securities other than mortgage-backed securities. Actual maturities of securities may differ from contractual maturities because borrowers may have the right to prepay the obligation without prepayment penalty.

	Fair	Amortized
	Value	Cost
Due in one year or less	$ 2,229	$ 2,207
Due after one year through five years	17,388	16,683
Due after five years through ten years	36,227	34,694
Due after ten years	24,107	23,578
	79,951	77,162
Mortgage-backed securities	367,004	360,999
Total debt securities	$ 446,955	$ 438,161

Information regarding security proceeds, gross gains and gross losses are presented below.

	Six months ended June 30,
	2011	2010
Sales of securities available for sale
Proceeds	$ 73,318	$ 0
Gross gains	4,005	0
Gross losses	(4,171)	0

	Three months ended June 30,
	2011	2010
Sales of securities available for sale
Proceeds	$ 4,471	$ 0
Gross gains	76	0
Gross losses	(44)	0

The Company sold 36 securities with a total book value of  $73.5 million and a total fair value of  $73.3 million during the first six months of 2011.  The sales were related to a strategic realignment of the securities portfolio, and included six of the seven non-agency residential mortgage backed securities on which the Company had previously recognized other-than-temporary impairment.  There were no securities sales during the first six months of 2010.

Purchase premiums or discounts are recognized in interest income using the interest method over the terms of the securities or over estimated lives for mortgage-backed securities. Gains and losses on sales are based on the amortized cost of the security sold and recorded on the trade date.

Securities with carrying values of  $259.3 million and  $258.8 million were pledged as of June 30, 2011 and 2010, as collateral for deposits of public funds, securities sold under agreements to repurchase, borrowings from the FHLB and for other purposes as permitted or required by law.

Information regarding securities with unrealized losses as of June 30, 2011 and December 31, 2010 is presented below. The tables distribute the securities between those with unrealized losses for less than twelve months and those with unrealized losses for twelve months or more.

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
June 30, 2011

U.S. Treasury securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Agency residential mortgage-backed securities	36,533	162	4,893	44	41,426	206
Non-agency residential mortgage-backed securities	815	2	27,887	2,372	28,702	2,374
State and municipal securities	10,292	127	0	0	10,292	127
Total temporarily impaired	$ 47,640	$ 291	$ 32,780	$ 2,416	$ 80,420	$ 2,707

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2010

U.S. Treasury securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Agency residential mortgage-backed securities	55,193	821	4,170	16	59,363	837
Non-agency residential mortgage-backed securities	1,607	2	50,786	6,134	52,393	6,136
State and municipal securities	15,811	577	422	60	16,233	637
Total temporarily impaired	$ 72,611	$ 1,400	$ 55,378	$ 6,210	$ 127,989	$ 7,610

The number of securities with unrealized losses as of June 30, 2011 and December 31, 2010 is presented below.

	Less than	12 months
	12 months	or more	Total
June 30, 2011

U.S. Treasury securities	0	0	0
Agency residential mortgage-backed securities	11	2	13
Non-agency residential mortgage-backed securities	1	9	10
State and municipal securities	21	0	21
Total temporarily impaired	33	11	44

December 31, 2010

U.S. Treasury securities	0	0	0
Agency residential mortgage-backed securities	13	1	14
Non-agency residential mortgage-backed securities	1	18	19
State and municipal securities	35	1	36
Total temporarily impaired	49	20	69

All of the following are considered to determine whether or not the impairment of these securities is other-than-temporary. Ninety-three percent of the securities are backed by the U.S. Government, government agencies, government sponsored agencies or are A rated or better, except for certain non-local municipal securities which are not rated. Mortgage-backed securities which are not issued by the U.S. Government or government sponsored agencies (non-agency residential mortgage-backed securities) met specific criteria set by the Asset Liability Management Committee at their time of purchase, including having the highest rating available by either Moody’s or S&P. None of the securities have call provisions (with the exception of the municipal securities) and payments as originally agreed have been received. For the government, government-sponsored agency and municipal securities, management did not have concerns of credit losses and there was nothing to indicate that full principal will not be received. Management considered the unrealized losses on these securities to be primarily interest rate driven and does not expect material losses given current market conditions unless the securities are sold, which at this time management does not have the intent to sell nor will it more likely than not be required to sell these securities before the recovery of their amortized cost basis.

As of June 30, 2011, the Company had  $37.9 million of collateralized mortgage obligations which were not issued by the federal government or government sponsored agencies, but were rated AAA by S&P and/or Aaa by Moody’s at the time of purchase. At December 31, 2010, the Company had  $62.8 million of these collateralized mortgage obligations.  During the first quarter of 2011, the Company sold eight of the non-agency residential mortgage backed securities as part of a strategic realignment of the investment portfolio.  The securities sold had a book value of  $21.9 million and a fair value of  $17.7 million.  The sales included six of the seven non-agency mortgage backed securities on which the Company had previously recognized other-than-temporary impairment.  Two of the 15 remaining non-agency residential mortgage backed securities were still rated AAA/Aaa as of June 30, 2011, but 13 were downgraded by S&P, Fitch and/or Moody’s, including 10 which were ranked below investment grade by one or more rating agencies.  Of the five securities rated AAA/Aaa at December 31, 2010, three have been downgraded, but were still rated as investment grade.  Of the 10 that were below AAA/Aaa at December 31, 2010, two incurred further downgrades.

For these non-agency residential mortgage-backed securities, additional analysis is performed to determine if the impairment is temporary or other-than-temporary in which case impairment would need to be recorded for these securities. The Company performs an independent analysis of the cash flows of the individual securities based upon assumptions as to collateral defaults, prepayment speeds, expected losses and the severity of potential losses.  Based upon the initial review, securities may be identified for further analysis computing the net present value using an appropriate discount rate (the current accounting yield) and comparing it to the book value of the security to determine if there is any other-than-temporary impairment that must be recorded. Based on this analysis of the non-agency residential mortgage-backed securities, the Company recorded an other-than-temporary impairment of  $0 and  $121,000, respectively, relating to one security in the three-months and six-months ended June 30, 2011, which is equal to the credit loss, establishing a new, lower amortized cost basis.  Because management did not have the intent to sell these securities nor did management believe that it was more likely than not they would be required to sell these securities before the recovery of their new, lower amortized cost basis, management did not consider the remaining unrealized losses of the investment securities to be other-than-temporarily impaired at June 30, 2011.

The following table provides information about debt securities for which only a credit loss was recognized in income and other losses are recorded in other comprehensive income.  The table represents the three months and six months ended June 30, 2011 and 2010.

Accumulated
Three Months Ended June 30, 2011	Credit Losses
Balance April 1, 2011	$ 194
Sales of securities for which other-than-temporary impairment losses were previously recognized	0
Additional increases to the amount of credit loss for which other-than-temporary impairment was previously recognized	0
Balance June 30, 2011	$ 194

Accumulated
Three Months Ended June 30, 2010	Credit Losses
Balance April 1, 2010	$ 396
Additions related to other-than-temporary impairment losses not previously recognized	81
Balance June 30, 2010	$ 477

Accumulated
Six Months Ended June 30, 2011	Credit Losses
Balance January 1, 2011	$ 1,812
Sales of securities for which other-than-temporary impairment losses were previously recognized	(1,739)
Additional increases to the amount of credit loss for which other-than-temporary impairment was previously recognized	121
Balance June 30, 2011	$ 194

Accumulated
Six Months Ended June 30, 2010	Credit Losses
Balance January 1, 2010	$ 225
Additions related to other-than-temporary impairment losses not previously recognized	252
Balance June 30, 2010	$ 477

Information on securities with at least one rating below investment grade as of June 30, 2011 is presented below.

							6/30/2011	1-Month	3-Month	6-Month
		Other Than	June 30, 2011				Lowest	Constant	Constant	Constant
		Temporary	Par	Book	Market	Unrealized	Credit	Default	Default	Default	Credit
Description	CUSIP	Impairment	Value	Value	Value	Gain/(Loss)	Rating	Rate	Rate	Rate	Support
CWHL 2006-18 2A7	12543WAJ7	$ 0	$ 3,370	$ 3,305	$ 3,008	$ (297)	CC	0.00	1.45	3.85	3.72
CWALT 2005-46CB A1	12667G6U2	0	3,794	3,616	3,219	(397)	CC	0.60	1.51	1.87	3.86
CWALT 2005-J8 1A3	12667GJ20	0	5,425	5,202	4,762	(440)	Caa2	0.00	5.49	2.71	6.72
CHASE 2005-S3 A4	16162WNE5	0	823	818	815	(3)	B1	1.07	2.22	2.12	4.37
CHASE 2006-S3 1A5	16162XAE7	0	1,879	1,875	1,770	(105)	CC	8.99	5.28	5.46	3.20
CMSI 2007-6 1A5	173103AE2	0	2,942	2,940	2,861	(79)	B1	0.00	1.18	2.76	6.74
GSR 2006-10F 1A1	36266WAC6	0	4,388	4,082	3,843	(239)	CC	0.00	0.00	0.00	3.09
MALT 2004-6 7A1	576434SK1	0	3,262	3,241	3,295	54	BB	0.00	0.00	0.00	11.00
MANA 2007-F1 1A1	59023YAA2	0	2,732	2,679	2,266	(413)	D	0.00	0.00	2.52	0.00
RFMSI 2006-S5 A14	74957EAP2	194	2,958	2,715	2,352	(363)	CC	1.49	3.77	4.47	0.83
		$ 194	$ 31,573	$ 30,473	$ 28,191	$ (2,282)

All of these securities are super senior or senior tranche non-agency residential mortgage-backed securities.  The credit support is the credit support percentage for a tranche from other subordinated tranches, which is the amount of principal in the subordinated tranches expressed as a percentage of the remaining principal in the super senior/senior tranche.  The super senior/senior tranches receive the prepayments and the subordinate tranches absorb the losses.  The super senior/senior tranches do not absorb losses until the subordinate tranches are gone.

The Company does not have a history of actively trading securities, but keeps the securities available for sale should liquidity or other needs develop that would warrant the sale of securities. While these securities are held in the available for sale portfolio, it is management’s current intent and ability to hold them until a recovery in fair value or maturity.

EMPLOYEE BENEFIT PLANS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 6. EMPLOYEE BENEFIT PLANS

Components of Net Periodic Benefit Cost

	Six Months Ended June 30,
	Pension Benefits		SERP Benefits
	2011	2010	2011	2010
Interest cost	$ 71	$ 68	$ 33	$ 34
Expected return on plan assets	(78)	(78)	(40)	(42)
Recognized net actuarial (gain) loss	41	50	31	28
Net pension expense (benefit)	$ 34	$ 40	$ 24	$ 20

	Three Months Ended June 30,
	Pension Benefits		SERP Benefits
	2011	2010	2011	2010
Interest cost	$ 35	$ 34	$ 16	$ 17
Expected return on plan assets	(39)	(39)	(20)	(21)
Recognized net actuarial (gain) loss	21	25	16	14
Net pension expense (benefit)	$ 17	$ 20	$ 12	$ 10

The Company previously disclosed in its financial statements for the year ended December 31, 2010 that it did not expect to contribute to its pension in 2011 and did expect to contribute  $90,000 to its SERP plan in 2011.  No contributions were made to the pension plan and  $90,000 was contributed to the SERP plan as of June 30, 2011.

NEW ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2011, the FASB issued ASU No. 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20.”  The provisions of ASU No. 2010-20 required the disclosure of more granular information on the nature and extent of troubled debt restructurings and their effect on the allowance for loan and lease losses effective for the Company’s reporting period ended March 31, 2011.  The amendments in ASU No. 2011-01 defer the effective date related to these disclosures, enabling creditors to provide such disclosures after the FASB completes their project clarifying the guidance for determining what constitutes a troubled debt restructuring.  As the provisions of this ASU only defer the effective date of disclosure requirements related to troubled debt restructurings, the adoption of this ASU will have no impact on the Company’s statements of income and condition.

In April 2011, the FASB issued ASU No. 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.”  The provisions of ASU No. 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, include factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibit creditors from using the borrower’s effective rate test to evaluate whether a concession has been granted to the borrower, and add factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  A provision in ASU No. 2011-02 also ends the FASB’s deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20.  The provisions of ASU No. 2011-02 are effective for the Company’s reporting period ending September 30, 2011.  The adoption of ASU No. 2011-02 is not expected to have a material impact on the Company’s statements of income and condition.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”).  The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows:  (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets.  ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks.  This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs.  In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed.  The provisions of ASU No. 2011-04 are effective for the Company’s interim and annual periods beginning on or after December 15, 2011.  The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company’s statements of income and condition.

FAIR VALUE DISCLOSURES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
FAIR VALUE DISCLOSURES
NOTE 8.  FAIR VALUE DISCLOSURES

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2
Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3	Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Securities:  Securities available for sale are valued primarily by a third party pricing service. The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs) or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). These models utilize the market approach with standard inputs that include, but are not limited to benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. There were no transfers from or into Level 1, Level 2 or Level 3 during the first six months of 2011.

Mortgage banking derivatives:  The fair value of derivatives are based on observable market data as of the measurement date (Level 2).

Impaired loans:  Impaired loans with specific allocations of the allowance for loan losses are generally assessed against higher than normal discounted advance ratios of collateral as approved at the time of funding, with consideration given for any supplemental credit support from guarantors. Consideration is given for the type and nature of collateral, as well as the anticipated liquidation value to develop a discount for the advance ratios on each credit.  Commercial real estate is generally discounted from its appraised value by 20-50% after various considerations including age of the appraisal, current net operating income realized, general market conditions where the property is located, type of property and potential buyer base.  The appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant. Raw and finished inventory is discounted from its cost or book value by 35-65%, depending on the marketability of the goods.  Finished goods are generally discounted by 30-60%, depending on the ease of marketability, cost of transportation or scope of use of the finished good.  Work in process inventory is typically discounted by 50-100%, depending on the length of manufacturing time, types of components used in the completion process, and the breadth of the user base.  Equipment is valued at a percentage of depreciated book value or recent appraised value, if available, and is typically discounted at 30-70% after various considerations including age and condition of the equipment, marketability, breadth of use, and whether the equipment includes unique components or add-ons.  Marketable securities are discounted by 10-30%, depending on the type of investment, age of valuation report and general market conditions.  This methodology is based on a market approach and typically results in a Level 3 classification of the inputs for determining fair value.

Mortgage servicing rights:  As of June 30, 2011 the fair value of the Company’s Level 3 servicing assets for residential mortgage loans was  $2.5 million, some of which are not currently impaired and therefore carried at amortized cost.  These residential mortgage loans have a weighted average interest rate of 5.14%, a weighted average maturity of 20 years and are secured by homes generally within the Company’s market area of Northern Indiana.  A valuation model is used to estimate fair value, which is based on an income approach.  The inputs used include estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, ancillary income, late fees, and float income.  The most significant assumption used to value mortgage servicing rights is prepayment rate.  Prepayment rates are estimated based on published industry consensus prepayment rates.  At June 30, 2011 the constant prepayment speed (PSA) used was 276 and the discount rate used was 9.2%.  At June 30, 2010 the constant prepayment speed (PSA) used was 386 and the discount rate used was 9.5%.

Other real estate owned:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.

Real estate mortgage loans held for sale:  Real estate mortgage loans held for sale are carried at the lower of cost or fair value, as determined by outstanding commitments, from third party investors.

The table below presents the balances of assets measured at fair value on a recurring basis:

	June 30, 2011
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value
U.S. Treasury securities	$ 1,047	$ 0	$ 0	$ 1,047
U.S. Government sponsored agencies	0	5,086	0	5,086
Agency residential mortgage-backed securities	0	329,106	0	329,106
Non-agency residential mortgage-backed securities	0	37,898	0	37,898
State and municipal securities	0	73,818	0	73,818
Total Securities	1,047	445,908	0	446,955

Mortgage banking derivative	0	188	0	188

Total assets	$ 1,047	$ 446,096	$ 0	$ 447,143

	December 31, 2010
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value
U.S. Treasury securities	$ 1,036	$ 0	$ 0	$ 1,036
Agency residential mortgage-backed securities	0	308,851	0	308,851
Non-agency residential mortgage-backed securities	0	62,773	0	62,773
State and municipal securities	0	69,960	0	69,960
Total Securities	1,036	441,584	0	442,620

Mortgage banking derivative	0	357	0	357

Total assets	$ 1,036	$ 441,941	$ 0	$ 442,977

The table below presents the balances of assets measured at fair value on a nonrecurring basis:

	June 30, 2011
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value

Impaired loans:
Commercial and industrial loans:
Working capital lines of credit loans	$ 0	$ 0	$ 2,271	$ 2,271
Non-working capital loans	0	0	4,515	4,515

Commercial real estate and multi-family residential loans:
Construction and land development loans	0	0	992	992
Owner occupied loans	0	0	2,132	2,132
Nonowner occupied loans	0	0	16,389	16,389
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	0	0	306	306
Loans for agricultural production	0	0	229	229

Other commercial loans	0	0	2	2

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	0	0	893	893
Open end and junior lien loans	0	0	0	0
Residential construction loans	0	0	0	0

Other consumer loans	0	0	0	0

Total impaired loans	$ 0	$ 0	$ 27,729	$ 27,729

Mortgage servicing rights	0	0	12	12
Other real estate owned	0	0	16	16

Total assets	$ 0	$ 0	$ 27,757	$ 27,757

	December 31, 2010
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value

Impaired loans:
Commercial and industrial loans:
Working capital lines of credit loans	$ 0	$ 0	$ 2,708	$ 2,708
Non-working capital loans	0	0	4,990	4,990

Commercial real estate and multi-family residential loans:
Construction and land development loans	0	0	1,207	1,207
Owner occupied loans	0	0	1,960	1,960
Nonowner occupied loans	0	0	14,666	14,666
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	0	0	322	322
Loans for agricultural production	0	0	635	635

Other commercial loans	0	0	7	7

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	0	0	815	815
Open end and junior lien loans	0	0	140	140
Residential construction loans	0	0	0	0

Other consumer loans	0	0	0	0

Total impaired loans	$ 0	$ 0	$ 27,450	$ 27,450

Mortgage servicing rights	0	0	11	11

Total assets	$ 0	$ 0	$ 27,461	$ 27,461

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a gross carrying amount of  $42.5 million, with a valuation allowance of  $14.8 million, resulting in additional provision for loan losses of  $3.4 million and  $2.5 million, respectively, for the six months and three months ended June 30, 2011.  In addition,  $7,000 and  $4,000, respectively, in impairment of mortgage servicing rights, measured using Level 3 inputs within the fair value hierarchy, was recovered during the six months and three months ended June 30, 2011.  The Company also recognized a  $20,000 reduction in the value of other real estate owned during the six months ended June 30, 2011.

The following table contains the estimated fair values and the related carrying values of the Company’s financial instruments. Items which are not financial instruments are not included.

	June 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value

Financial Assets:
Cash and cash equivalents	$ 60,325	$ 60,325	$ 60,141	$ 60,141
Securities available for sale	446,955	446,955	442,620	442,620
Real estate mortgages held for sale	3,103	3,136	5,606	5,661
Loans, net	2,097,172	2,094,915	2,044,952	2,041,812
Federal Home Loan Bank stock	7,313	N/A	8,511	N/A
Federal Reserve Bank stock	3,420	N/A	3,420	N/A
Accrued interest receivable	8,803	8,803	9,064	9,064
Financial Liabilities:
Certificates of deposit	(969,788)	(979,975)	(949,559)	(962,456)
All other deposits	(1,306,711)	(1,306,711)	(1,251,466)	(1,251,466)
Securities sold under agreements to repurchase	(127,026)	(127,026)	(142,015)	(142,015)
Other short-term borrowings	(11,408)	(11,408)	(32,037)	(32,037)
Long-term borrowings	(15,040)	(16,072)	(15,041)	(15,991)
Subordinated debentures	(30,928)	(31,251)	(30,928)	(31,242)
Standby letters of credit	(308)	(308)	(321)	(321)
Accrued interest payable	(6,497)	(6,497)	(4,978)	(4,978)

For purposes of the above disclosures of estimated fair value, the following assumptions were used as of June 30, 2011 and December 31, 2010. The estimated fair value for cash and cash equivalents, demand and savings deposits, variable rate loans, variable rate short term borrowings and accrued interest is considered to approximate cost. The fair value of Federal Home Loan Bank and Federal Reserve Bank stock is not determinable as there are restrictions on its transferability. The estimated fair value for fixed rate loans, certificates of deposit and fixed rate borrowings is based on discounted cash flows using current market rates applied to the estimated life. Real estate mortgages held for sale are based upon the actual contracted price for those loans sold but not yet delivered, or the current Federal Home Loan Mortgage Corporation price for normal delivery of mortgages with similar coupons and maturities at year-end. The fair value of subordinated debentures is based on the rates currently available to the Company with similar term and remaining maturity and credit spread. The fair value of off-balance sheet items is based on the current fees or costs that would be charged to enter into or terminate such arrangements. The estimated fair value of other financial instruments approximate cost and are not considered significant to this presentation.

COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
COMPREHENSIVE INCOME
NOTE 9. COMPREHENSIVE INCOME

Comprehensive income consists of net income and other comprehensive income.  Other comprehensive income includes unrealized gains and losses on securities available-for-sale and changes in the funded status of pension plans which are also recognized as separate components of equity.  Following is a summary of other comprehensive income for the three months and six months ended June 30, 2011 and 2010:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$ 7,989	$ 6,219	$ 13,954	$ 12,240
Other comprehensive income
Change in securities available for sale:
Unrealized holding gain on securities available for sale
arising during the period	3,914	6,339	3,794	10,641
Reclassification adjustment for (gains)/losses included in net income	(32)	0	166	0
Reclassification adjustment for other than temporary impairment	0	81	121	252
Net securities gain activity during the period	3,882	6,420	4,081	10,893
Tax effect	(1,560)	(2,613)	(1,573)	(4,406)
Net of tax amount	2,322	3,807	2,508	6,487
Defined benefit pension plans:
Net gain(loss) on defined benefit pension plans	0	0	(233)	(35)
Amortization of net actuarial loss	37	39	72	78
Net gain /(loss) activity during the period	37	39	(161)	43
Tax effect	(16)	(15)	65	(17)
Net of tax amount	21	24	(96)	26

Total other comprehensive income, net of tax	2,343	3,831	2,412	6,513

Comprehensive income	$ 10,332	$ 10,050	$ 16,366	$ 18,753

The following table summarizes the changes within each classification of accumulated other comprehensive income for the six months ended June 30, 2011 and 2010:

		Current
	Balance	Period	Balance
	at December 31, 2010	Change	at June 30, 2011

Unrealized gain on securities available for sale
without other than temporary impairment	$ 4,285	$ 1,446	$ 5,731
Unrealized loss on securities available for sale
with other than temporary impairment	(1,425)	1,062	(363)

Total unrealized gain on securities available for sale	2,860	2,508	5,368

Unrealized loss on defined benefit pension plans	(1,510)	(96)	(1,606)

Total	$ 1,350	$ 2,412	$ 3,762

		Current
	Balance	Period	Balance
	at December 31, 2009	Change	at June 30, 2010

Unrealized loss on securities available for sale
without other than temporary impairment	$ (2,814)	$ 6,570	$ 3,756
Unrealized loss on securities available for sale
with other than temporary impairment	(1,606)	(83)	(1,689)

Total unrealized loss on securities available for sale	(4,420)	6,487	2,067

Unrealized loss on defined benefit pension plans	(1,573)	26	(1,547)

Total	$ (5,993)	$ 6,513	$ 520

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SUBSEQUENT EVENTS	NOTE 10. SUBSEQUENT EVENTS There were no subsequent events that would have a material impact to the financial statements presented in this Form 10-Q.

RECLASSIFICATIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
RECLASSIFICATIONS
NOTE 11. RECLASSIFICATIONS

Certain amounts appearing in the financial statements and notes thereto for prior periods have been reclassified to conform with the current presentation. The reclassification had no effect on net income or stockholders’ equity as previously reported.

Document Information	6 Months Ended
Jun. 30, 2011
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011

Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Jun. 30, 2010
Entity Registrant Name	Lakeland Financial Corp
Entity Central Index Key	0000721994
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 303,117,060
Entity Common Stock, Shares Outstanding		16,206,919
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2